CASH, CASH EQUIVALENTS AND RESTRICTED CASH, Standby Letters of Credits (Details) - Standby Letters of Credit [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Standby Letters of Credits [Abstract]
Draw amount	$ 9,144	$ 9,538
Utilized by beneficiaries from standby letters of credits	$ 0	$ 0
Minimum [Member]
Standby Letters of Credits [Abstract]
Range of expiration dates	July 2025	July 2024
Maximum [Member]
Standby Letters of Credits [Abstract]
Range of expiration dates	August 2025	August 2024